February 20, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE: iShares Trust (the “Registrant”)

Securities Act File No. 333-92935

Investment Company Act File No. 811-09729

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated February 6, 2015 to the prospectuses for iShares Core Conservative Allocation ETF, iShares Core Moderate Allocation ETF, iShares Core Growth Allocation ETF and iShares Core Aggressive Allocation ETF. The purpose of this filing is to submit the 497 dated February 6, 2015 in XBRL.

If you have any questions regarding this filing, please contact Benjamin Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Very truly yours,

/s/ Sarah Coutu

Sarah Coutu

cc:	Benjamin Haskin, Esq.